Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	¥ 457	¥ 995
Derivative financial assets	0	399
Financial asset at fair value through profit or loss	84	95
Total, assets	17,016	12,878
Derivative financial instruments, liabilities	46	141
Total, liabilities	210,251	203,297
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets	0
Derivative financial instruments, liabilities	46	140
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	457	995
Financial asset at fair value through profit or loss	84	95
Total, assets	541	1,489
Total, liabilities	46	141
At fair value [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	46	140
At fair value [member] | Forward fuel contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		399
Derivative financial instruments, liabilities		1
At fair value [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	237	457
Financial asset at fair value through profit or loss	84	95
Total, assets	321	552
Total, liabilities	0
At fair value [member] | Quoted prices in active markets (Level 1) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	0
At fair value [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	0
Financial asset at fair value through profit or loss	0
Total, assets	0	399
Total, liabilities	46	141
At fair value [member] | Significant observable inputs (Level 2) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	46	140
At fair value [member] | Significant observable inputs (Level 2) [member] | Forward fuel contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		399
Derivative financial instruments, liabilities		1
At fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity investments designated at fair value through other comprehensive income	220	538
Financial asset at fair value through profit or loss	0
Total, assets	220	¥ 538
Total, liabilities	0
At fair value [member] | Significant unobservable inputs (Level 3) [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	¥ 0